Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries	Details of the Group’s subsidiaries are as follows:
Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport AI”)	September 15, 2023	United States	100%	Development of software and applications